Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay v. Performance

As discussed under “Compensation Discussion and Analysis above”, the Committee has implemented an executive compensation program designed to link a substantial part of each executive’s realized compensation to the achievement of the Company’s financial and operating objectives as well as to align executives’ pay with changes in the value of long-term stakeholder value. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding the compensation of our named executive officers and the Company’s performance.

									Value of Initial Fixed $100 Investment Based on:(5)
Year(1)	Summary Compensation Table Total for Agwunobi ($)(2)	Compensation Actually Paid to Agwunobi ($)(3)	Summary Compensation Table Total for Johnson ($)(2)	Compensation Actually Paid to Johnson ($)(3)	Summary Compensation Table Total for Gratziani ($)(2)	Compensation Actually Paid to Gratziani ($)(3)	Average Summary Compensation Table Total for Non-Ceo Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-Ceo Named Executive Officers ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Income ($, Mil)	Adjusted Ebitda
2025	N/A	N/A	8,662,643	14,038,978	7,384,841	13,146,420	1,711,942	4,848,432	26.83	71.5	228.30	634.90
2024	N/A	N/A	13,207,519	6,835,411	N/A	N/A	4,144,988	665,508	13.92	96.25	254.30	645.8
2023	N/A	N/A	1,276,565	1,651,460	N/A	N/A	2,182,473	2,481,687	31.76	92.50	142.20	600.9
2022	8,178,230	(4,173,536)	10,342,634	10,733,195	N/A	N/A	2,715,872	240,055	30.97	98.14	321.30	725.9
2021	6,996,699	3,673,448	N/A	N/A	N/A	N/A	2,322,262	1,294,288	85.18	108.40	447.20	902.5

(1)   The Principal Executive Officer and Non-CEO Named Executive Officers for the applicable years were as follows:

-     2025: Stephan Gratziani served as CEO starting May 1, 2025, and Mr. Johnson served as the CEO prior to such date. The Company’s other Named Executive Officers for 2025 were: John DeSimone, Henry Wang, Robert Levy and Frank Lamberti.

-     2024: Mr. Johnson served as the CEO for the entirety of 2024. The Company’s Non-PEO Named Executive Officers for 2024 were: John DeSimone, Alexander Amezquita, Stephan Gratziani, Henry Wang and Frank Lamberti.

-     2023: Mr. Johnson served as the CEO for the entirety of 2023. The Company’s Non-PEO Named Executive Officers for 2023 were: Alexander Amezquita, Henry Wang, Frank Lamberti and Ibelis Montesino.

-     2022: Mr. Johnson served as the CEO starting October 27, 2022, and Dr. John Agwunobi served as the CEO prior to such date. The Company’s Non-PEO Named Executive Officers for 2022 were: Alexander Amezquita, Mark Schissel, Henry Wang, Frank Lamberti, John DeSimone and Robert Levy.

-     2021: Dr. John Agwunobi served as the CEO for the entirety of 2021. The Company’s Non-PEO Named Executive Officers for 2021 were: John DeSimone, Alexander Amezquita, Alan Hoffman, Mark Schissel and David Pezzullo.

(2)    Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Johnson and Mr. Gratziani and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO Named Executive Officers.

(3)    Amounts reported in this column represent the compensation actually paid to Mr. Johnson and Mr. Gratziani, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Johnson	Gratziani
	2025	2025
Summary Compensation Table — Total Compensation(a)	$8,662,643	$7,384,841
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	5,999,990	4,199,994
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	10,094,380	7,278,885
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	0	2,221,805
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	0	0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	1,281,945	460,883
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	0	0
= Compensation Actually Paid	14,038,978	13,146,420

(a)       Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)      Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)       Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)      Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)       Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)       Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)      Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)    Amounts reported in this column represent the compensation actually paid to the Company’s Non-PEO Named Executive Officers in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Non-PEO Named Executive Officers Average(a)
2025
Summary Compensation Table — Total Compensation(b)	1,711,942
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	1,478,006
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	2,553,595
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	1,740,752
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	320,149
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	0
= Compensation Actually Paid	4,848,432

(a)       Please see footnote 1 above for the Non-PEO Named Executive Officers included in the average for each indicated fiscal year.

(b)      Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Non-PEO Named Executive Officers in the indicated fiscal year.

(c)       Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Non-PEO Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)      Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Non-PEO Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)       Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Non-PEO Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)       Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Non-PEO Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)      Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Non-PEO Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)       Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Non-PEO Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)    Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)    The TSR Peer Group consists of BellRing Brands, Inc., The Campbell’s Company, Church & Dwight Co., Inc., The Clorox Company, Conagra Brands, Inc., Coty Inc., Edgewell Personal Care Company, The Hain Celestial Group, Inc., International Flavors & Fragrances, Inc., The J.M. Smucker Company, Medifast, Inc., McCormick & Company, Incorporated, Nu Skin Enterprises, Inc., Post Holdings, Inc., Spectrum Brands Holdings, Inc., and TreeHouse Foods, Inc.

(7)   For 2025, as described in the Compensation Discussion and Analysis, the Committee determined that Adjusted EBITDA, as used under the Company’s 2025 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Adjusted EBITDA is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote

(1)   The Principal Executive Officer and Non-CEO Named Executive Officers for the applicable years were as follows:

-     2025: Stephan Gratziani served as CEO starting May 1, 2025, and Mr. Johnson served as the CEO prior to such date. The Company’s other Named Executive Officers for 2025 were: John DeSimone, Henry Wang, Robert Levy and Frank Lamberti.

-     2024: Mr. Johnson served as the CEO for the entirety of 2024. The Company’s Non-PEO Named Executive Officers for 2024 were: John DeSimone, Alexander Amezquita, Stephan Gratziani, Henry Wang and Frank Lamberti.

-     2023: Mr. Johnson served as the CEO for the entirety of 2023. The Company’s Non-PEO Named Executive Officers for 2023 were: Alexander Amezquita, Henry Wang, Frank Lamberti and Ibelis Montesino.

-     2022: Mr. Johnson served as the CEO starting October 27, 2022, and Dr. John Agwunobi served as the CEO prior to such date. The Company’s Non-PEO Named Executive Officers for 2022 were: Alexander Amezquita, Mark Schissel, Henry Wang, Frank Lamberti, John DeSimone and Robert Levy.

-     2021: Dr. John Agwunobi served as the CEO for the entirety of 2021. The Company’s Non-PEO Named Executive Officers for 2021 were: John DeSimone, Alexander Amezquita, Alan Hoffman, Mark Schissel and David Pezzullo.

(2)    Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Johnson and Mr. Gratziani and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO Named Executive Officers.

Peer Group Issuers, Footnote		The TSR Peer Group consists of BellRing Brands, Inc., The Campbell’s Company, Church & Dwight Co., Inc., The Clorox Company, Conagra Brands, Inc., Coty Inc., Edgewell Personal Care Company, The Hain Celestial Group, Inc., International Flavors & Fragrances, Inc., The J.M. Smucker Company, Medifast, Inc., McCormick & Company, Incorporated, Nu Skin Enterprises, Inc., Post Holdings, Inc., Spectrum Brands Holdings, Inc., and TreeHouse Foods, Inc.
Adjustment To PEO Compensation, Footnote

(3)    Amounts reported in this column represent the compensation actually paid to Mr. Johnson and Mr. Gratziani, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Johnson	Gratziani
	2025	2025
Summary Compensation Table — Total Compensation(a)	$8,662,643	$7,384,841
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	5,999,990	4,199,994
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	10,094,380	7,278,885
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	0	2,221,805
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	0	0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	1,281,945	460,883
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	0	0
= Compensation Actually Paid	14,038,978	13,146,420

(a)       Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)      Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)       Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)      Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)       Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)       Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)      Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,711,942	[2],[3]	$ 4,144,988	$ 2,182,473	$ 2,715,872	$ 2,322,262
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 4,848,432	[2]	665,508	2,481,687	240,055	1,294,288
Adjustment to Non-PEO NEO Compensation Footnote

(4)    Amounts reported in this column represent the compensation actually paid to the Company’s Non-PEO Named Executive Officers in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Non-PEO Named Executive Officers Average(a)
2025
Summary Compensation Table — Total Compensation(b)	1,711,942
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	1,478,006
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	2,553,595
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	1,740,752
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	320,149
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	0
= Compensation Actually Paid	4,848,432

(a)       Please see footnote 1 above for the Non-PEO Named Executive Officers included in the average for each indicated fiscal year.

(b)      Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Non-PEO Named Executive Officers in the indicated fiscal year.

(c)       Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Non-PEO Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)      Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Non-PEO Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)       Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Non-PEO Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)       Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Non-PEO Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)      Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Non-PEO Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)       Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Non-PEO Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following is a list of financial performance and other measures, which in the Company’s assessment represent the most important financial and other performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2025, as further described under “Compensation Discussion and Analysis”:

•   Adjusted EBITDA (used in the Company’s 2025 Annual Incentive Plan and 2025-2027 PSU grants)

• Local Currency Net Sales (used in the Company’s 2025 Annual Incentive Plan and 2025-2027 PSU grants)

Total Shareholder Return Amount	[5]	$ 26.83		13.92	31.76	30.97	85.18
Peer Group Total Shareholder Return Amount	[5],[6]	71.5		96.25	92.5	98.14	108.4
Net Income (Loss)		$ 228.3		254,300,000	142,200,000	321,300,000	447,200,000
Measure:: 1
Pay vs Performance Disclosure
Name		EBITDA (used in the Company’s 2025 Annual Incentive Plan and 2025-2027 PSU grants)
Non-GAAP Measure Description		For 2025, as described in the Compensation Discussion and Analysis, the Committee determined that Adjusted EBITDA, as used under the Company’s 2025 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Adjusted EBITDA is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.
Measure:: 3
Pay vs Performance Disclosure
Name		Local Currency Net Sales (used in the Company’s 2025 Annual Incentive Plan and 2025-2027 PSU grants)
Adjusted EBITDA [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 634.9		645.8	600.9	725.9	902.5
Agwunobi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]					8,178,230	6,996,699
PEO Actually Paid Compensation Amount	[7]					(4,173,536)	3,673,448
Mr. Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	8,662,643	[8]	13,207,519	1,276,565	10,342,634
PEO Actually Paid Compensation Amount	[7]	14,038,978		$ 6,835,411	$ 1,651,460	$ 10,733,195
PEO Name				Mr. Johnson	Mr. Johnson	Mr. Johnson
Mr. Johnson [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	5,999,990
Mr. Johnson [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	10,094,380
Mr. Johnson [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	0
Mr. Johnson [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	0
Mr. Johnson [Member] | Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	1,281,945
Mr. Johnson [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	0
Gratziani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	7,384,841	[8]					[7]
PEO Actually Paid Compensation Amount	[7]	13,146,420						[1]
Gratziani [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	4,199,994
Gratziani [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	7,278,885
Gratziani [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	2,221,805
Gratziani [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	0
Gratziani [Member] | Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	460,883
Gratziani [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	$ 0
Dr. John Agwunobi [Member]
Pay vs Performance Disclosure
PEO Name		Mr. Johnson					Dr. John Agwunobi
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[15]	$ 1,478,006
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[16]	2,553,595
Non-PEO NEO | Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[17]	1,740,752
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[18]	0
Non-PEO NEO | Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[19]	320,149
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2],[20]	$ 0

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Johnson and Mr. Gratziani and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO Named Executive Officers.
[2]	Please see footnote 1 above for the Non-PEO Named Executive Officers included in the average for each indicated fiscal year.
[3]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Non-PEO Named Executive Officers in the indicated fiscal year.
[4]	Amounts reported in this column represent the compensation actually paid to the Company’s Non-PEO Named Executive Officers in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
Non-PEO Named Executive Officers Average(a)
2025
Summary Compensation Table — Total Compensation(b)	1,711,942
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	1,478,006
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	2,553,595
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	1,740,752
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	320,149
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	0
= Compensation Actually Paid	4,848,432

(a)       Please see footnote 1 above for the Non-PEO Named Executive Officers included in the average for each indicated fiscal year.

(b)      Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Non-PEO Named Executive Officers in the indicated fiscal year.

(c)       Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Non-PEO Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)      Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Non-PEO Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)       Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Non-PEO Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)       Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Non-PEO Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)      Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Non-PEO Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)       Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Non-PEO Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

[5]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
[6]	The TSR Peer Group consists of BellRing Brands, Inc., The Campbell’s Company, Church & Dwight Co., Inc., The Clorox Company, Conagra Brands, Inc., Coty Inc., Edgewell Personal Care Company, The Hain Celestial Group, Inc., International Flavors & Fragrances, Inc., The J.M. Smucker Company, Medifast, Inc., McCormick & Company, Incorporated, Nu Skin Enterprises, Inc., Post Holdings, Inc., Spectrum Brands Holdings, Inc., and TreeHouse Foods, Inc.
[7]	Amounts reported in this column represent the compensation actually paid to Mr. Johnson and Mr. Gratziani, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
	Johnson	Gratziani
	2025	2025
Summary Compensation Table — Total Compensation(a)	$8,662,643	$7,384,841
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	5,999,990	4,199,994
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	10,094,380	7,278,885
+ Change in Fair Value from Prior Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	0	2,221,805
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	0	0
+ Change in Fair Value from Prior Year End to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	1,281,945	460,883
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	0	0
= Compensation Actually Paid	14,038,978	13,146,420

(a)       Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)      Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)       Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)      Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)       Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)       Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)      Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

[8]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[9]	Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.
[10]	Represents the aggregate fair value as of the indicated fiscal year-end of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[11]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[12]	Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[13]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[14]	Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[15]	Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Non-PEO Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.
[16]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Non-PEO Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[17]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Non-PEO Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[18]	Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Non-PEO Named Executive Officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[19]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported Non-PEO Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[20]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Non-PEO Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.